FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

Corporation financial instruments measured at fair value on a recurring basis are as follows:

		Fair Value
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Note payable to related parties – Former SAE common stockholders:
Balance at December 31, 2013	$12,406	$—	$—	$12,406
Realized loss	5,094	—	—	5,094
Repayment of notes	(17,500)	—	—	(17,500)
Balance at December 31, 2014	$—	$—	$—	$—

Balance at June 24, 2013	$11,775	$—	$—	$11,775
Unrealized loss	631	—	—	631
Balance at December 31, 2013	$12,406	$—	$—	$12,406

From issuance on June 24, 2013 through March 31, 2014, the fair value of the note payable to related parties – Former SAE common stockholders was derived using the net present value of expected cash flow discounted using a rate based on yield curves for similar U.S. Dollar debt instruments adjusted for the specific terms of the note payable to related parties – Former SAE common stockholders and other factors such as the Corporation’s own cost of capital in recent financing transactions. Under this methodology, an unrealized loss of $631 was reported under change in fair value of note payable to related parties for the year ended December 31, 2013. Beginning June 30, 2014, the fair value of note payable to related parties – Former SAE stockholders was derived based on a probability weighted approach including consideration of the risk of refinancing, resulting in an unrealized loss of $5,094 reported under change in fair value of note payable to related parties. On July 2, 2014, the note payable to related parties – Former SAE stockholders were refinanced, resulting in their repayment and termination, and the realization of the loss previously recorded.

Corporation financial instruments recorded at historical cost consist of the Notes, notes payable under the 2012 Credit Agreement, and notes payable to related parties – directors. The Notes were issued on July 2, 2014. At December 31, 2014, the carrying value of the Notes was $150,000 and the estimated fair value was $93,375. The fair value is determined by a market approach using dealer quoted period-end bond prices. This instrument is classified as Level 2 as valuation inputs for fair value measurements are dealer quoted market prices at December 31, 2014 obtained from independent third party sources. However, no assurance can be given that the fair value would be the amount realized in an active market exchange.

At December 31, 2013, the carrying value of notes payable under the 2012 Credit Agreement, net of discount, was $80,688 and the estimated fair value was $78,721. The fair value as of December 31, 2013 was derived using the net present value of expected cash flow discounted based on yields for similar U.S. Dollar debt instruments adjusted for the specific terms of the credit agreement and other factors. This instrument is classified as Level 3 since the fair value is principally based on a valuation model supported by little market activity. On July 2, 2014, the notes payable under the 2012 Credit Agreement were repaid with proceeds from issuance of the Notes.

At December 31, 2013, the carrying value of notes payable to related parties – directors, was $500 and the estimated fair value was $886. The fair value as of December 31, 2013 was derived using the net present value of expected cash flow discounted based on yields for similar U.S. Dollar debt instruments adjusted for the specific terms of the notes and other factors. This instrument is classified as Level 3 since the fair value is principally based on a valuation model supported by little market activity. The holders of the notes elected to convert the full principal balance of the notes into warrants which were tendered in a cashless exchange for the Corporation's common stock as part of the Warrant Exchange completed in February 2014.